Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Salary and welfare payables				¥ 9,989,510	¥ 5,534,691
Payable for acquisition compensation				1,437,680
Tax payables				90,197,285	62,003,708
Interest payables				18,335,411	11,393,183
Professional service fees				16,533,838	27,720,955
Accrued utilities and other expenses				16,367,039	12,970,800
Total		¥ 195,710,852	$ 27,320,183	192,237,718	168,952,161
Employees [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[1]			13,531,170	20,936,432
Individuals [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[1]			5,856,408	19,752,448
3rd Parties [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties				13,746,304	2,531,534
Suppliers [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Deposits from suppliers				908,489	773,826
Lishang and Lin [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition	[2]			880,291	880,291
Yuli and Cook SF [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition				¥ 4,454,293	¥ 4,454,293

[1]	Loans borrowed from third party individuals and employees are for general working capital use and repayable on demand.
[2]	In connection with acquisition of Lin’s in 2022, the purchase consideration includes 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the founder of Lin’s and the fair value of preferred shares to be issued was recorded as a liability. In April 2023, the Company and the founder agreed a modification that the 11,938 Series C-1 redeemable convertible preferred shares to be replaced by 11,938 number of share options granted to the founder of Lin’s with an exercise price of US$0.0016 per share. These share options shall be exercisable upon an exercise event which is a public offering or other form of listing, regardless of grantee’s engagement status with the Company in 10 years.